Segment Disclosure - Net Sales for New and Used Systems (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Segment Reporting Information [Line Items]
Net sales		€ 9,052.8		€ 6,794.8		€ 6,287.4
System Sales [Member]
Segment Reporting Information [Line Items]
Net sales	[1]			4,672.0		4,310.4	[2]
New Systems [Member] | System Sales [Member]
Segment Reporting Information [Line Items]
Net sales		6,266.7	[2]	4,600.2	[2]	4,182.7	[1]
Used Systems [Member] | System Sales [Member]
Segment Reporting Information [Line Items]
Net sales	[1]	€ 107.0		€ 71.8		€ 127.7

[1]	As per January 1, 2017, ASML presents net sales with respect to metrology and inspection systems as part of net system sales instead of net service and field option sales. The comparative numbers have been adjusted to reflect this change in accounting policy.
[2]	As per January 1, 2017, ASML presents net sales with respect to metrology and inspection systems as part of net system sales instead of net service and field option sales. The comparative numbers have been adjusted to reflect this change in accounting policy.